Justin You Zhou To Call Writer Directly +8610 5737 9323 justin.zhou@kirkland.com	58th Floor, China World Tower A No.1 Jian Guo Men Wai Avenue Beijing 100004, P.R. China Telephone: +8610 5737 9300 Facsimile: +8610 5737 9301 www.kirkland.com

August 19, 2024

VIA EDGAR

Ms. Rucha Pandit

Mr. Dietrich King

Office of Trade & Services

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Jinxin Technology Holding Company

Amendment No. 5 to Registration Statement on Form F-1 (File No. 333-273884)

Dear Ms. Pandit and Mr. King:

On behalf of our client, Jinxin Technology Holding Company, a foreign private issuer incorporated under the laws of the Cayman Islands (the “Company”), we are filing herewith amendment No. 5 (the “Amendment”) to the Company’s registration statement on Form F-1 (the “Registration Statement”) and certain exhibits via EDGAR to the Securities and Exchange Commission (the “Commission”).

The Amendment is filed to update the underwriters’ information throughout the Registration Statement and the form of Underwriting Agreement, which serves as the Exhibit 1.1 of the Registration Statement.

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August 19, 2024

If you have any questions regarding the Registration Statement, please contact me at Justin Zhou at justin.zhou@kirkland.com, + 86 10 5737 9323 (work) or +86 18614200658 (cell).

Thank you for your time and attention.

Very truly yours,

/s/ Justin Zhou
Justin Zhou

Enclosure

c.c.	Jin Xu, Chairman of the Board of Directors and Chief Executive Officer, Jinxin Technology Holding Company
Jun Jiang, Director and Chief Operating Officer, Jinxin Technology Holding Company
Justin Zhou, Esq., Partner, Kirkland & Ellis International LLP
Patrick Wong, Partner, WWC Professional Corporation Limited
Ying Li, Esq., Partner, Hunter Taubman Fischer & Li LLC
Guillaume de Sampigny, Esq., Partner, Hunter Taubman Fischer & Li LLC